Note 2 - Summary of Significant Accounting Policies: Property and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Equipment
Property, Plant and Equipment, Useful Life	3 years
Automobile
Property, Plant and Equipment, Useful Life	5 years
Furniture And Fixtures
Property, Plant and Equipment, Useful Life	7 years